Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) and include the financial statements of the Company’s wholly-owned operating subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Some of those judgments can be subjective and complex, and therefore, actual results could differ materially from those estimates under different assumptions or conditions. Management bases its estimates on historical experience and on various assumptions that are believed to be reasonable in relation to the financial statements taken as a whole under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Management regularly evaluates the key factors and assumptions used to develop the estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such evaluations, if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from those estimates. Significant estimates include those related to assumptions used in accruals for potential liabilities, valuing equity instruments issued for services, impairment of goodwill and finite-lived intangible assets, and the realization of deferred tax assets.

Stock-Based Compensation

Stock-Based Compensation

The Company periodically issues share-based awards to employees and non-employees and consultants for services rendered. Stock options vest and expire according to terms established at the issuance date of each grant. Stock grants are measured at the grant date fair value. Stock-based compensation cost is measured at fair value on the grant date and is generally recognized as a charge to operations ratably over the requisite service, or vesting, period.

The Company values its equity awards using the Black-Scholes option-pricing model, and accounts for forfeitures when they occur. Use of the Black-Scholes option pricing model requires the input of subjective assumptions, including expected volatility, expected term, and a risk-free interest rate. The expected volatility is based on the historical volatility of the Company’s common stock, calculated utilizing a look-back period approximately equal to the contractual life of the stock option being granted. The expected life of the stock option is calculated as the mid-point between the vesting period and the contractual term (the “simplified method”). The risk-free interest rate is estimated using comparable published federal funds rates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The authoritative guidance with respect to fair value established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. Disclosure as to transfers in and out of Levels 1 and 2, and activity in Level 3 fair value measurements, is also required. Fair value of a financial instrument is defined as the amount at which the instrument could be exchanged in a current transaction between willing parties.

The three levels of the fair value hierarchy are as follows:

Level 1	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the entity has the ability to access.

Level 2	Valuations based on quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level 3	Valuations based on inputs that are unobservable, supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying value of the Company’s financial instruments (consisting of cash, accounts receivables, deposits to credit card processor, prepaid expense and other current assets, accounts payable, accrued expenses, notes payable, and other liabilities) are considered to be representative of their respective fair values due to the short-term nature of those instruments.

Acquisitions and Business Combinations

Acquisitions and Business Combinations

The Company allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and separately identified intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from, acquired technology, trademarks and trade names, useful lives, and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded in the consolidated statements of operations.

Goodwill

Goodwill

The Company reviews the recoverability of the carrying value of goodwill at least annually at fiscal year-end, or whenever events or circumstances indicate a potential impairment. Recoverability of goodwill is determined by comparing the fair value of Company’s reporting unit to the carrying value of the underlying net assets in the reporting units. If the fair value of a reporting unit is determined to be less than the carrying value of its net assets, goodwill is deemed impaired, and an impairment loss is recognized to the extent that the carrying value of goodwill exceeds the difference between the fair value of the reporting unit and the fair value of its other assets and liabilities. Goodwill was recorded as a result of the March 1, 2020 Restaurant.com, Inc. transaction. At December 31, 2021, management conducted an evaluation of the recoverability of the carrying value of goodwill and determined that it had been impaired, which resulted in a charge to operations of $334,000 at such date.

Intangible Assets with Finite Useful Lives

Intangible Assets with Finite Useful Lives

The Company had certain finite-lived intangible assets that were initially recorded at their fair value at the time of acquisition. These intangible assets consisted of intellectual property, customer relationships, and capitalized software development costs. Intangible assets with finite useful lives were being amortized using an accelerated method over their respective estimated useful lives.

The Company review’s all finite-lived intangible assets for impairment at least annually at fiscal year-end, or whenever events or circumstances indicate that their carrying values may not be recoverable. If the carrying value of an asset group is not recoverable, the Company recognizes an impairment loss for the excess carrying value over the fair value in its consolidated statements of operations. The intangible assets were recorded as a result of the March 1, 2020 Restaurant.com, Inc. transaction. At December 31, 2021, management conducted an evaluation of the recoverability of the carrying value of finite-lived intangible assets and determined that they had been impaired, which resulted in a charge to operations of $236,030 at such date.

Revenue Recognition

Revenue Recognition

Revenue is recognized when, or as, control of a promised product transfers to a customer, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for transferring those products. Revenue excludes taxes that have been assessed by governmental authorities and that are directly imposed on revenue-producing transactions between the Company and its customers, including sales and use taxes. Revenue recognition is evaluated through the following five-step process:

(1)	identification of the agreement with a customer;
(2)	identification of the performance obligations in the agreement;
(3)	determination of the transaction price;
(4)	allocation of the transaction price to the performance obligations in the agreement; and,
(5)	recognition of revenue when or as a performance obligation is satisfied.

The Company operates online websites that sell discounted restaurant coupons, travel and vacation packages, and other merchandise across a wide range of product categories, including, but not limited to, computer products, consumer electronics, apparel, housewares, watches, jewelry, travel, sporting goods, automobiles, home improvement products, and collectibles. In addition, the Company also generates revenues based upon the number of times a third-party website(s) or products(s) are accessed or viewed by consumers from the Company’s website or platform.

Sale of Restaurant Coupons

The Company derives its revenue from transactions in which it sells discount certificates for restaurants on behalf of third-party restaurants. Approximately 9 to 13 days each month the Company emails its customers offers for restaurant discounts based on location and personal preferences. Consumers also access deals offered by the Company directly through the Company’s websites and mobile applications. A typical restaurant discount deal might offer a $25 discount that can be used toward a $50 purchase at a restaurant. The Company recognizes revenue on a gross basis upon sale and collection of the restaurant coupons from customers. The Company has no further commitment or obligation to third-party restaurants or the coupon purchasers upon the sale of restaurant coupons and no amounts are due to the third-party restaurants for these sales. Sale of restaurant coupons are generally non-refundable. On an infrequent case-by-case basis, the Company will accept customer’s request to transfer a restaurant coupon from one third-party restaurant to another (for example, upon the closure of a restaurant).

Sale of Travel, Vacation and Merchandise

The Company also derives revenue from transactions in which it sells complementary entertainment and travel offerings and consumer products on behalf of third-party merchants. Additional deals include discounted pricing at theaters, movies or other merchants. Customers purchase restaurant deals from the Company and redeem them with the Company’s merchant partners. Approximately 9 to 13 days each month the Company emails its customers offers for discounted experiences and products based on location and personal preferences. Consumers also access the Company’s deals directly through the Company’s websites and mobile applications. Those discounted experiences and products generally involve a customer’s purchase of a voucher through one of the Company’s websites that can be redeemed with a third-party merchant for services or goods (or for discounts on services and goods). Revenue from those transactions is reported on a net basis and equals the purchase price received from the customer for the voucher less an agreed upon portion of the purchase price paid by the Company to its partners.

Advertising Revenues

The Company also has agreements with selected third-party partners, such as Google Ads, wherein third-party website(s) and/or product(s) are shown or incorporated in the Company’s platform or website. The Company generates revenues based upon the number of times the third-party website(s) or product(s) are accessed or viewed by consumers from the Company’s platform or website. Revenue is recognized when its determinable, which is generally upon receipt of a statement and/or proceeds from the third-party partners.

For the years ended December 31, 2021 and 2020, disaggregated revenue by the Company’s divisions and type of revenue is presented below.

Sales Channels	Restaurant Coupons	Sale of Travel, Vacation and Merchandise	Advertising	Total

Year Ended December 31, 2021
Business to consumer (B2C)	$867,465	$375,261	$182,503	$1,425,229
Business to business (B2B)	1,861,795	-	-	1,861,795
Other	36,485	-	-	36,485
Total	$2,765,745	$375,261	$182,503	$3,323,509

Year Ended December 31, 2020
Business to consumer (B2C)	$963,171	$364,549	$141,441	$1,469,161
Business to business (B2B)	1,174,321	-	-	1,174,321
Other	1,074	-	-	1,074
Total	$2,138,566	$364,549	$141,441	$2,644,556

Costs of Revenues	Costs of Revenues Costs of revenues represents the costs incurred to generate Restaurant.com revenues and consists primarily of transaction fees and costs.
Advertising Costs

Advertising Costs

The Company has marketing relationship agreements with various online companies such as portal networks, contextual sites, search engines and affiliate partners. Advertising costs are generally charged to the Company monthly per vendor agreements, which typically are based on visitors and/or registrations delivered to the site or at a set fee. Agreements do not provide for guaranteed renewal and may be terminated by the Company without cause. Such advertising costs are charged to expense as incurred and included in selling, general and administrative expenses in the statements of operations. During the years ended December 31, 2021 and 2020, advertising costs were $601,941 and $565,190, respectively.

Accounts Receivable

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts to reflect the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable as a result of the inability of its customers to make required payments for products. Accounts with known financial issues are first reviewed and specific estimates with respect to their collectability are recorded. The remaining accounts receivable balances are then grouped into categories by the number of days the balance is past due, and the estimated loss is calculated as a percentage of the total category based upon past history. Account balances are charged off against the allowance when it is probable that the receivable will not be recovered. There was no allowance for doubtful accounts recognized as of December 31, 2021 and 2020.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Basic earnings (loss) per share is computed using the weighted average number of common shares issued and outstanding during the period. Diluted earnings (loss) per share is computed using the weighted average number of common shares and the dilutive effect of contingent shares outstanding during the period. Potentially dilutive contingent shares, which primarily consist of convertible notes and stock issuable upon the exercise of stock options and warrants, have been excluded from the calculation of diluted loss per share because their effect is anti-dilutive.

Loss per common share is computed by dividing net loss by the weighted average number of shares of common stock issued and outstanding during the respective periods. Basic and diluted loss per common share was the same for all periods presented because all convertible notes and stock issuable upon the exercise of stock options and warrants outstanding were anti-dilutive.

At December 31, 2021 and 2020, the Company excluded the outstanding convertible debt and securities summarized below, which entitle the holders thereof to acquire shares of common stock, from its calculation of earnings per share, as their effect would have been anti-dilutive.

	December 31,
	2021	2020

Convertible notes payable	19,286	19,286
Common stock issuable	383,343	383,343
Common stock warrants	20,667	54,000
Common stock options	187,116	37,116
Total	610,412	493,745

The issuable and potentially issuable shares as summarized above do not include any shares that may be issuable upon the conversion of an unsecured promissory note in the principal amount of $1,500,000 that matures on March 1, 2023 (see Note 9), as such promissory note is convertible at the option of the Company into common shares at a price to be determined on the date of conversion. These potentially issuable common shares would have been anti-dilutive because the Company had a net loss for the years ended December 31, 2021 and 2020, and thus such shares would have been excluded from the calculation of net loss per share.

Income Taxes

Income Taxes

The Company accounts for income taxes under an asset and liability approach for financial accounting and reporting for income taxes. Accordingly, the Company recognizes deferred tax assets and liabilities for the expected impact of differences between the financial statements and the tax basis of assets and liabilities.

The Company records a valuation allowance to reduce its deferred tax assets to the amount that is more likely than not to be realized. In the event the Company was to determine that it would be able to realize its deferred tax assets in the future in excess of its recorded amount, an adjustment to the deferred tax assets would be credited to operations in the period such determination was made. Alternatively, should the Company determine that it would not be able to realize all or part of its deferred tax assets in the future, an adjustment to the deferred tax assets would be charged to operations in the period such determination was made.

As the Company’s net operating losses in the respective jurisdictions in which it operates have yet to be utilized, all previous tax years remain open to examination by the taxing authorities in which the Company currently operates. The Company had no unrecognized tax benefits as of December 31, 2021 and does not anticipate any material amount of unrecognized tax benefits within the next 12 months.

The Company accounts for uncertainties in income tax law under a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns as prescribed by GAAP. The tax effects of a position are recognized only if it is “more-likely-than-not” to be sustained by the taxing authority as of the reporting date. If the tax position is not considered “more-likely-than-not” to be sustained, then no benefits of the position are recognized. As of December 31, 2021, the Company had not recorded any liability for uncertain tax positions. In subsequent periods, any interest and penalties related to uncertain tax positions will be recognized as a component of income tax expense.

Cash

Cash

The Company’s policy is to maintain its cash balances with financial institutions with high credit ratings and in accounts insured by the Federal Deposit Insurance Corporation (the “FDIC”). The Company may periodically have cash balances in financial institutions in excess of FDIC insurance limits of $250,000. The Company has not experienced any losses to date resulting from this practice.

Operating Segments

Operating Segments

Management has determined that the Company has one operating segment. The Company’s reporting segment reflects the manner in which its chief operating decision maker reviews results and allocates resources. The Company’s reporting segment meets the definition of an operating segment and does not include the aggregation of multiple operating segments.

In reaching such a conclusion management evaluated the Company’s reporting units by first identifying its operating segments. The Company then evaluated each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meet the definition of a business, the Company evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Company determines if the segments are economically similar and, if so, the operating segments are aggregated.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2016-13, Credit Losses (Topic 326) – Measurement of Credit Losses on Financial Instruments (“ASC 2016-13”). ASU 2016-13 requires entities to use a forward-looking approach based on current expected credit losses to estimate credit losses on certain types of financial instruments, including trade receivables, which may result in the earlier recognition of allowance for losses. ASU 2016-13 is effective beginning January 1, 2023 and early adoption is permitted. The adoption of ASU 2016-13 is not expected to have any impact on the Company’s consolidated financial statement presentation or disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions and enhances and simplifies various aspects of the income tax accounting guidance in ASC 740. The Company adopted ASU 2019-12 effective January 1, 2021. The adoption of ASU 2019-12 did not have any impact on the Company’s consolidated financial statement presentation or disclosures.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies the accounting for convertible debt by eliminating the beneficial conversion and cash conversion accounting models. Upon adoption of ASU 2020-06, convertible debt proceeds, unless issued with a substantial premium or an embedded conversion feature that is not clearly and closely related to the host contract, will no longer be allocated between debt and equity components. This modification will reduce the issue discount and result in less non-cash interest expense in financial statements. ASU 2020-06 also updates the earnings per share calculation and requires entities to assume share settlement when the convertible debt can be settled in cash or shares. For contracts in an entity’s own equity, the type of contracts primarily affected by ASU 2020-06 are freestanding and embedded features that are accounted for as derivatives under the current guidance due to a failure to meet the settlement assessment by removing the requirements to (i) consider whether the contract would be settled in registered shares, (ii) consider whether collateral is required to be posted, and (iii) assess shareholder rights. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and only if adopted as of the beginning of such fiscal year. The Company adopted ASU 2020-06 effective January 1, 2021. The adoption of ASU 2020-06 did not have any impact on the Company’s consolidated financial statement presentation or disclosures.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (“ASU 2021-04”). ASU 2021-04 provides guidance as to how an issuer should account for a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option (i.e., a warrant) that remains classified after modification or exchange as an exchange of the original instrument for a new instrument. An issuer should measure the effect of a modification or exchange as the difference between the fair value of the modified or exchanged warrant and the fair value of that warrant immediately before modification or exchange and then apply a recognition model that comprises four categories of transactions and the corresponding accounting treatment for each category (equity issuance, debt origination, debt modification, and modifications unrelated to equity issuance and debt origination or modification). ASU 2021-04 is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the guidance provided in ASU 2021-04 prospectively to modifications or exchanges occurring on or after the effective date. Early adoption is permitted, including adoption in an interim period. If an entity elects to early adopt ASU 2021-04 in an interim period, the guidance should be applied as of the beginning of the fiscal year that includes that interim period. The adoption of ASU 2021-04 is not expected to have any impact on the Company’s consolidated financial statement presentation or disclosures.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805) – Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (“ASU 2021-08”). ASU 2021-08 requires that an entity recognize and measure contract assets and contract liabilities acquired in a business combination as if it had originated the contracts. This is a shift from existing guidance, which required the acquirer to recognize contract assets and contract liabilities at their fair value as of the acquisition date. ASU 2021-08 is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. An entity should apply the guidance provided by ASU 2021-08 prospectively to business combinations occurring on or after January 1, 2023. Early adoption of ASU 2021-08 is permitted, including adoption in an interim period. An entity that early adopts the guidance in an interim period should apply the amendments (1) retrospectively to all business combinations for which the acquisition date occurs on or after the beginning of the fiscal year that includes the interim period of early application and (2) prospectively to all business combinations that occur on or after the date of initial application. The adoption of ASU 2021-08 is not expected to have any impact on the Company’s consolidated financial statement presentation or disclosure.

Management does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.